Offerings - Offering: 1	Jul. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Amount Registered | shares	1,220,000
Proposed Maximum Offering Price per Unit	1.36
Maximum Aggregate Offering Price	$ 1,659,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 229.14
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") to which this exhibit relates shall also cover any additional shares of the common stock of AMASS Brands Inc. (the "Company," and such shares, "Company Common Stock") that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of Company Common Stock. (2) Fee calculated in accordance with Rules 457(c) and 457(h) under the Securities Act. (3) Represents shares of Company Common Stock reserved for future issuance under the AMASS Brands Inc. 2026 Omnibus Incentive Plan. (4) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c) and 457(h) promulgated thereunder. The aggregate offering price is the average of the high and low sales prices of shares of Company Common Stock on the Nasdaq Global Market on July 16, 2026.